Federated Investors
World-Class Investment Manager

Federated High Yield Trust

SEMI-ANNUAL REPORT

August 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

August 31, 2002 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--79.8%
		Aerospace & Defense--0.5%
$700,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	$736,750
1,744,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	1,848,640
775,000	[1,4]	Condor Systems, Inc., Sr. Sub. Note (Series B), 11.875%, 5/1/2009	174,375

		TOTAL	2,759,765

		Automotive--3.1%
850,000		Accuride Corp., Sr. Sub. Note (Series B), 9.25%, 2/1/2008	556,750
2,000,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	2,140,000
1,400,000		Arvin Industries, Inc., Note, 7.125%, 3/15/2009	1,374,114
600,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	633,378
2,475,000		Collins & Aikman Products Co., Sr. Note, 10.75%, 12/31/2011	2,450,250
800,000		Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006	760,000
7,350,000		Lear Corp., Company Guarantee, 8.11%, 5/15/2009	7,754,250
2,000,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	2,060,000

		TOTAL	17,728,742

		Beverage & Tobacco--0.6%
1,850,000		Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012	1,905,500
400,000		Dimon, Inc., Sr. Note, 8.875%, 6/1/2006	402,000
950,000		Dimon, Inc., Sr. Note (Series B), 9.625%, 10/15/2011	997,500

		TOTAL	3,305,000

		Broadcast Radio & Television--2.8%
1,750,000		ACME Television LLC, Sr. Disc. Note, 10.875%, 9/30/2004	1,723,750
6,775,000		Chancellor Media Corp., Company Guarantee, 8.00%, 11/1/2008	6,859,687
1,000,000		Chancellor Media Corp., Sr. Sub. Note, 8.125%, 12/15/2007	1,000,000
1,850,000		Liberty Media Corp., Sr. Note, 7.75%, 7/15/2009	1,851,757
1,250,000		Lin Television Corp., Company Guarantee, 8.00%, 1/15/2008	1,278,125
1,400,000		Loral Cyberstar, Inc., Company Guarantee, 10.00%, 7/15/2006	567,000
2,450,000	[1,2]	PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	2,266,250
1,700,000		XM Satellite Radio, Inc., Sr. Note, 14.00%, 3/15/2010	629,000

		TOTAL	16,175,569

Principal Amount			Value
		CORPORATE BONDS--continued
		Building & Development--1.4%
$1,100,000	[1,2]	Associated Materials, Inc., Sr. Sub. Note, 9.75%, 4/15/2012	$1,122,000
975,000	[1,2]	Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 9.75%, 2/15/2010	979,875
2,200,000		NCI Building System, Inc., Sr. Sub. Note (Series B), 9.25%, 5/1/2009	2,216,500
800,000		Nortek, Inc., Sr. Note, 9.125%, 9/1/2007	808,000
2,950,000		WCI Communities, Inc., Sr. Sub. Note, 10.625%, 2/15/2011	2,964,750

		TOTAL	8,091,125

		Business Equipment & Services--1.4%
3,300,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	3,366,000
1,375,000		Global Imaging Systems, Inc., Sr. Sub. Note, 10.75%, 2/15/2007	1,385,312
4,200,000	[1,2]	Xerox Corp., Sr. Note, 9.75%, 1/15/2009	3,507,000

		TOTAL	8,258,312

		Cable Television--6.2%
2,600,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,236,000
1,265,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	967,725
1,250,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	1,068,750
6,925,000	[3]	Charter Communications Holdings Capital Corp., Discount Bond, 0/11.75%, 5/15/2011	2,804,625
11,275,000	[3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/13.50%, 1/15/2011	4,453,625
4,050,000	[3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011	2,004,750
1,000,000		Charter Communications Holdings Capital Corp., Sr. Note, 10.00%, 5/15/2011	705,000
7,575,000	[4]	Diamond Cable Communications PLC, Sr. Disc. Note, 10.75%, 2/15/2007	1,098,375
3,375,000		Echostar Broadband Corp., Sr. Note, 10.375%, 10/1/2007	3,425,625
1,750,000		Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009	1,750,000
3,800,000	[4]	International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006	437,000
1,000,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	970,000
3,750,000		Lenfest Communications, Inc., Sr. Sub. Note, 8.25%, 2/15/2008	3,618,750
2,100,000	[3,4]	NTL, Inc., Sr. Disc. Note, 0/12.375%, 10/1/2008	220,500
3,250,000	[4]	NTL, Inc., Sr. Note, 11.50%, 10/1/2008	373,750
1,125,000	[3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	540,000
1,925,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	1,665,125
5,800,000		Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015	5,887,000
3,000,000		TeleWest PLC, Sr. Disc. Deb., 11.00%, 10/1/2007	405,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television-continued
$3,000,000	[3]	TeleWest PLC, Sr. Disc. Note, 0/9.25%, 4/15/2009	$345,000
1,150,000		TeleWest PLC, Sr. Note, 11.25%, 11/1/2008	155,250
5,175,000	[4]	UIH Australia/Pacific, Sr. Disc. Note, 14.00%, 5/15/2006	64,688
1,770,000	[3,4]	United Pan-Europe Communications NV, Sr. Disc. Note (Series B), 0/12.50%, 8/1/2009	79,650
2,675,000	[3,4]	United Pan-Europe Communications NV, Sr. Disc. Note (Series B), 0/13.375%, 11/1/2009	120,375

		TOTAL	35,396,563

		Chemicals & Plastics--2.9%
1,700,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%, 8/15/2011	1,768,000
1,225,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,182,125
1,125,000	[1,2]	Foamex LP, Company Guarantee, 10.75%, 4/1/2009	1,046,250
2,200,000		Foamex LP, Company Guarantee, 13.50%, 8/15/2005	2,057,000
1,050,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	829,500
700,000		General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	549,500
2,000,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	1,790,000
1,525,000		Lyondell Chemical Co., Sr. Secd. Note (Series A), 9.625%, 5/1/2007	1,517,375
2,100,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	2,047,500
1,750,000		Lyondell Chemical Co., Sr. Sub. Note, (Series B), 10.875%, 5/1/2009	1,548,750
2,900,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	2,073,500

		TOTAL	16,409,500

		Clothing & Textiles--1.5%
3,850,000	[1,4]	Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	19,635
2,675,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	2,300,500
4,450,000	[1,4]	Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007	44
2,425,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	2,037,000
1,650,000	[1,2]	Russell Corp., Sr. Note, 9.25%, 5/1/2010	1,707,750
2,400,000		William Carter Co., Sr. Sub. Note (Series B), 10.875%, 8/15/2011	2,640,000

		TOTAL	8,704,929

		Conglomerates--0.6%
4,450,000		Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008	3,493,250

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--5.1%
$3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	$3,281,250
1,225,000	[1,2]	Alltrista Corp., Sr. Sub. Note, 9.75%, 5/1/2012	1,194,375
2,450,000		American Achievement Corp., Sr. Note, 11.625%, 1/1/2007	2,486,750
1,975,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	2,152,750
1,250,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	1,075,000
2,850,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	2,579,250
1,000,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	1,065,000
1,675,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	1,683,375
850,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	21,250
1,450,000	[3,4]	Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009	36,250
1,325,000	[1,2]	ICON Health & Fitness, Inc., Company Guarantee, 11.25%, 4/1/2012	1,291,875
2,325,000		Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010	2,627,250
900,000	[1,2]	PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	904,500
2,900,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	3,117,500
2,250,000		Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008	866,250
950,000	[1,4]	Sleepmaster L.L.C., Company Guarantee (Series B), 11.00%, 5/15/2009	204,250
1,250,000		True Temper Sports, Inc., Sr. Sub. Note (Series B), 10.875%, 12/1/2008	1,306,250
2,400,000		United Industries Corp., Sr. Sub. Note (Series B), 9.875%, 4/1/2009	2,412,000
1,000,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	955,000

		TOTAL	29,260,125

		Container & Glass Products--3.2%
875,000	[1,2]	Berry Plastics Corp., Sr. Sub. Note, 10.75%, 7/15/2012	883,750
900,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	814,500
1,275,000		Graham Packaging Co., Company Guarantee, 5.545%, 1/15/2008	1,026,375
800,000	[1,2]	Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	808,000
2,300,000		Huntsman Packaging Corp. Co., Company Guarantee, 13.00%, 6/1/2010	2,323,000
4,600,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	4,025,000
725,000		Owens-Illinois, Inc., Sr. Note, 7.85%, 5/15/2004	685,125
1,225,000		Plastipak Holdings, Sr. Note, 10.75%, 9/1/2011	1,310,750
1,550,000		Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010	1,565,500
314,740	[1,2]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	236,842
3,650,000		Tekni-Plex, Inc., Sr. Sub. Note, (Series B), 12.75%, 6/15/2010	3,668,250
675,000	[1,2]	Tekni-Plex, Inc., Sr. Sub. Note, (Series B), 12.75%, 6/15/2010	678,375

		TOTAL	18,025,467

Principal Amount			Value
		CORPORATE BONDS--continued
		Ecological Services & Equipment--2.6%
$4,000,000		Allied Waste North America, Inc., Company Guarantee, 7.625%, 1/1/2006	$3,980,000
1,400,000		Allied Waste North America, Inc., Company Guarantee (Series B), 8.50%, 12/1/2008	1,393,000
7,625,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	7,548,750
1,875,000	[1,2]	Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	1,931,250

		TOTAL	14,853,000

		Electronics--1.4%
1,975,000		Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%, 10/1/2007	2,073,750
2,600,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	2,652,000
3,400,000	[1,2]	Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	3,383,000

		TOTAL	8,108,750

		Food Products--3.3%
2,650,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	2,822,250
1,925,000	[1,2]	American Seafoods Group LLC, Sr. Sub. Note, 10.125%, 4/15/2010	1,953,875
1,225,000		B&G Foods, Inc., Company Guarantee (Series D), 9.625%, 8/1/2007	1,231,125
2,925,000		Del Monte Corp., Company Guarantee (Series B), 9.25%, 5/15/2011	2,968,875
3,625,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	2,555,625
2,050,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	1,363,250
1,700,000		Michael Foods, Inc., Sr. Sub. Note (Series B), 11.75%, 4/1/2011	1,853,000
1,775,000		New World Pasta Co., Sr. Sub. Note, 9.25%, 2/15/2009	1,695,125
1,250,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	1,200,000
825,000		Smithfield Foods, Inc., Sr. Note (Series B), 8.00%, 10/15/2009	804,375
500,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	467,500

		TOTAL	18,915,000

		Food Services--0.9%
1,125,000	[1,2]	Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010	1,130,625
3,050,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	3,004,250
900,000		Domino's, Inc., Company Guarantee (Series B), 10.375%, 1/15/2009	972,000

		TOTAL	5,106,875

		Forest Products--2.2%
4,570,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	4,301,512
3,775,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	3,482,437
2,925,000		Riverwood International Corp., Sr. Sub. Note, 10.875%, 4/1/2008	2,990,813
1,525,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	1,608,875

		TOTAL	12,383,637

Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--5.3%
$1,575,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	$1,638,000
1,200,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	1,248,000
2,400,000		Harrah's Operations Co., Inc., Company Guarantee, 7.875%, 12/15/2005	2,520,000
1,450,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.00%, 3/15/2012	1,482,625
4,750,000		MGM Mirage, Inc., Company Guarantee, 8.50%, 9/15/2010	4,999,375
1,825,000		MGM Mirage, Inc., Company Guarantee, 9.75%, 6/1/2007	1,971,000
825,000		Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008	895,125
3,650,000		Mandalay Resort Group, Sr. Sub. Note (Series B), 10.25%, 8/1/2007	3,942,000
875,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	918,750
1,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	1,515,000
3,400,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	3,468,000
825,000		Park Place Entertainment Corp., Sr. Sub. Note, 9.375%, 2/15/2007	872,438
1,025,000		Penn National Gaming, Inc., Company Guarantee (Series B), 11.125%, 3/1/2008	1,091,625
1,350,000	[1,2]	Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	1,360,125
2,450,000	[1,2]	Venetian Casino/LV Sands, Mtg. Note, 11.00%, 6/15/2010	2,468,375

		TOTAL	30,390,438

		Health Care--6.4%
1,425,000	[1,2]	Advanced Medical Optics, Inc., Sr. Sub. Note, 9.25%, 7/15/2010	1,403,625
700,000		Alaris Medical Systems, Company Guarantee, 9.75%, 12/1/2006	705,250
1,550,000		Alaris Medical Systems, Sr. Secd. Note (Series B), 11.625%, 12/1/2006	1,689,500
3,300,000		Alliance Imaging, Inc., Sr. Sub. Note, 10.375%, 4/15/2011	3,531,000
2,850,000		CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008	2,892,750
1,300,000	[1,2]	Extendicare Health Services, Inc., Sr. Note, 9.50%, 7/1/2010	1,300,000
500,000		Fisher Scientific International, Inc., Sr. Note, 7.125%, 12/15/2005	507,500
2,150,000		Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008	2,214,500
6,950,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	7,676,483
1,025,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	1,086,500
2,825,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	2,895,625
1,200,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	546,000
3,450,000		Kinetic Concepts, Inc., Company Guarantee, 9.625%, 11/1/2007	3,363,750
1,375,000	[1,2]	Magellan Health Services, Inc., Sr. Note, 9.375%, 11/15/2007	955,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care-continued
$2,225,000		Magellan Health Services, Inc., Sr. Sub. Note, 9.00%, 2/15/2008	$667,500
1,200,000		Triad Hospitals, Inc., Company Guarantee (Series B), 8.75%, 5/1/2009	1,260,000
1,500,000		US Oncology, Inc., Company Guarantee, 9.625%, 2/1/2012	1,462,500
1,300,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	1,335,750
1,250,000		Ventas Realty LP, Company Guarantee, 9.00%, 5/1/2012	1,275,000

		TOTAL	36,768,858

		Hotels, Motels & Inns--4.2%
1,100,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	1,122,000
950,000		Felcor Lodging LP, Company Guarantee, 8.50%, 6/1/2011	916,750
600,000		Felcor Lodging LP, Company Guarantee, 9.50%, 9/15/2008	612,000
1,425,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	1,460,625
4,925,000		HMH Properties, Inc., Sr. Note (Series B), 7.875%, 8/1/2008	4,703,375
1,925,000		Hilton Hotels Corp., Note, 7.625%, 5/15/2008	1,941,844
1,350,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	1,346,625
3,000,000		ITT Corp., Unsecd. Note, 6.75%, 11/15/2005	2,913,750
2,625,000		MeriStar Hospitality Corp., Company Guarantee, 9.125%, 1/15/2011	2,454,375
1,350,000		RFS Partnership LP, Company Guarantee, 9.75%, 3/1/2012	1,370,250
5,275,000	[1,2]	Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	5,149,719

		TOTAL	23,991,313

		Industrial Products & Equipment--4.3%
2,250,000		Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007	2,351,250
3,400,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	3,417,000
2,100,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	1,029,000
3,600,000		Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006	3,690,000
1,500,000		Hexcel Corp., Sr. Sub. Note (Series B), 9.75%, 1/15/2009	1,080,000
512,000		Hexcel Corp., Sub. Note, 7.00%, 8/1/2003	437,760
2,550,000		ISG Resources, Inc., Sr. Sub. Note, 10.00%, 4/15/2008	2,588,250
3,350,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	3,299,750
2,200,000		Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	891,000
2,775,000		Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	1,123,875
2,350,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	2,361,750
2,475,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	2,215,125

		TOTAL	24,484,760

Principal Amount			Value
		CORPORATE BONDS--continued
		Leisure & Entertainment--1.6%
$1,850,000		AMF Bowling Worldwide, Inc., Sr. Sub. Note, 13.00%, 2/28/2008	$1,914,750
5,575,000		Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008	4,878,125
2,100,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	2,163,000

		TOTAL	8,955,875

		Machinery & Equipment--2.1%
1,500,000		AGCO Corp., Sr. Note, 9.50%, 5/1/2008	1,567,500
2,250,000		Briggs & Stratton Corp., Sr. Note, 8.875%, 3/15/2011	2,317,500
5,525,000	[1,4]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	552
2,825,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	2,528,375
975,000	[1,4]	Simonds Industries, Inc., Sr. Sub. Note, 10.25%, 7/1/2008	298,594
1,350,000		United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009	1,275,750
4,050,000		United Rentals, Inc., Company Guarantee (Series B), 10.75%, 4/15/2008	4,252,500

		TOTAL	12,240,771

		Oil & Gas--3.3%
1,150,000	[1,2]	Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	1,183,154
3,300,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	2,821,500
2,500,000		Dresser, Inc., Company Guarantee, 9.375%, 4/15/2011	2,450,000
1,250,000		Forest Oil Corp., Senior Note, 8.00%, 6/15/2008	1,281,250
1,100,000		Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006	1,171,500
1,900,000		Lone Star Technologies, Inc., Company Guarantee (Series B), 9.00%, 6/1/2011	1,795,500
1,175,000	[1,2]	Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012	1,210,250
1,225,000		Petroleum Helicopters, Inc., Company Guarantee (Series B), 9.375%, 5/1/2009	1,249,500
2,250,000		Pogo Producing Co., Sr. Sub. Note, 8.75%, 5/15/2007	2,295,000
1,000,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	960,000
3,400,000		Tesoro Petroleum Corp., Company Guarantee (Series B), 9.625%, 11/1/2008	2,601,000

		TOTAL	19,018,654

		Printing & Publishing--2.3%
2,225,000		Advanstar Communications, Company Guarantee (Series B), 12.00%, 2/15/2011	1,501,875
1,375,000	[3]	Advanstar, Inc., Company Guarantee (Series B), 0/15.00%, 10/15/2011	457,187
2,250,000		American Media Operations, Inc., Company Guarantee (Series B), 10.25%, 5/1/2009	2,334,375
1,000,000	[1,2]	Block Communications, Inc., Sr. Sub. Note, 9.25%, 4/15/2009	995,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Printing & Publishing--continued
$2,175,000		K-III Communications Corp., Company Guarantee, (Series B), 8.50%, 2/1/2006	$1,783,500
1,500,000	[1,2]	Vertis, Inc., Sr. Note, 10.875%, 6/15/2009	1,492,500
1,250,000	[1,2]	Von Hoffmann Corp., Company Guarantee, 10.25%, 3/15/2009	1,237,500
3,550,000	[3]	Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	2,183,250
1,000,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,010,000
380,000		Ziff Davis Media, Inc., Company Guarantee, 12.00%, 8/12/2009	153,900

		TOTAL	13,149,087

		Retailers--1.7%
1,400,000		Advance Stores Co., Inc., Company Guarantee, 10.25%, 4/15/2008	1,491,000
1,900,000		Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009	2,004,500
1,125,000		Mothers Work, Inc., Company Guarantee, 11.25%, 8/1/2010	1,136,250
2,575,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	2,449,469
1,843,000	[1,2]	Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	1,781,914
850,000	[1,2]	United Auto Group, Inc., Sr. Sub. Note, 9.625%, 3/15/2012	862,750

		TOTAL	9,725,883

		Services--0.4%
500,000		Coinmach Corp., Sr. Note, 9.00%, 2/1/2010	510,000
2,150,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	2,031,750

		TOTAL	2,541,750

		Steel--0.3%
1,925,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,799,875

		Surface Transportation--1.0%
2,875,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	2,170,625
4,950,000	[1,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	--
3,075,000		Stena AB, Sr. Note, 10.50%, 12/15/2005	3,151,875
3,125,000	[1,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	109,375

		TOTAL	5,431,875

		Telecommunications & Cellular--3.9%
1,700,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	1,432,250
3,700,000	[3]	AirGate PCS, Inc., Sr. Sub. Note, 0/13.50%, 10/1/2009	943,500
6,025,000	[3]	Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%, 2/15/2010	1,054,375
2,146,091	[1,2]	Call-Net Enterprises, Inc., Company Guarantee, 10.625%, 12/31/2008	418,488
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$5,100,000	[4]	Global Crossing Holdings Ltd., Company Guarantee, 9.50%, 11/15/2009	$63,750
2,100,000		Horizon PCS, Inc., Company Guarantee, 13.75%, 6/15/2011	661,500
2,750,000		Millicom International Cellular SA, Sr. Disc. Note, 13.50%, 6/1/2006	921,250
12,950,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	10,230,500
2,113,000	[3]	Nextel Partners, Inc., Sr. Disc. Note, 0/14.00%, 2/1/2009	898,025
2,000,000		Nextel Partners, Inc., Sr. Note, 11.00%, 3/15/2010	1,170,000
2,800,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	1,414,000
1,560,000	[3]	Tritel PCS, Inc., Company Guarantee, 0/12.75%, 5/15/2009	1,290,900
1,975,000	[3]	Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008	1,491,125
500,000	[4]	Viatel, Inc., Sr. Note, 11.50%, 3/15/2009	3,750
2,275,000	[3,4]	Viatel, Inc., Unit, 0/12.50%, 4/15/2008	17,063
1,425,000	[4]	Viatel, Inc., Unit, 11.25%, 4/15/2008	10,688

		TOTAL	22,021,164

		Utilities--3.3%
4,525,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	3,552,125
1,950,000		CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011	1,530,750
2,816,645		Caithness Coso Funding Corp., Sr. Secd. Note, (Series B), 9.05%, 12/15/2009	2,760,312
6,625,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.50%, 5/1/2008	3,676,875
8,400,000		Calpine Corp., Note, 8.50%, 2/15/2011	4,494,000
175,000		Transcontinental Gas Pipe Corp., Note (Series B), 7.00%, 8/15/2011	151,375
850,000		Williams Cos., Inc., Note, 6.50%, 8/1/2006	590,750
1,400,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	868,000
1,050,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	661,500
625,000	[1,2]	Williams Cos., Inc., Note, 8.125%, 3/15/2012	440,625

		TOTAL	18,726,312

		TOTAL CORPORATE BONDS (IDENTIFIED COST $574,709,512)	456,222,224

		COMMON STOCKS/WARRANTS--0.3%
		Broadcast Radio & Television--0.0%
28,120	[4]	Loral Space & Communications Ltd., Warrants	2,812
2,200	[4]	XM Satellite Radio, Inc., Warrants	2,420

		TOTAL	5,232

Shares			Value
		COMMON STOCKS/WARRANTS--continued
		Cable Television--0.0%
9,825	[4]	UIH Australia/Pacific, Warrants	$98

		Clothing & Textiles--0.0%
5,221	[4]	Pillowtex Corp.	31,509

		Consumer Products--0.0%
2,350	[4]	Jostens, Inc., Warrants	68,737

		Container & Glass Products--0.0%
1,000	[4]	Pliant Corp., Warrants	412
45,000	[4]	Russell Stanley Holdings, Inc.	13,500

		TOTAL	13,912

		Leisure & Entertainment--0.1%
7,921	[4]	AMF Bowling Worldwide, Inc.	217,828
18,638	[4]	AMF Bowling Worldwide, Inc., Warrants	111,828
18,210	[4]	AMF Bowling Worldwide, Inc., Warrants	91,050

		TOTAL	420,706

		Metals & Mining--0.1%
328,070	[4]	Horizon Natural Resources Co.	656,140
138,395	[4]	Royal Oak Mines, Inc.	1,384

		TOTAL	657,524

		Printing & Publishing--0.1%
1,375	[4]	Advanstar, Inc., Warrants	14
5,350	[4]	Medianews Group, Inc.	494,875
22,000	[4]	Ziff Davis Media Inc., Warrants	--

		TOTAL	494,889

		Telecommunications & Cellular--0.0%
103,137	[4]	Call-Net Enterprises, Inc., Class B	28,363
63,896	[4]	McLeodUSA, Inc., Warrants	5,751

		TOTAL	34,114

		TOTAL COMMON STOCKS/WARRANTS (IDENTIFIED COST $23,257,210)	1,726,721

Shares			Value
		PREFERRED STOCKS--1.2%
		Broadcast Radio & Television--0.9%
48,875		Sinclair Capital, Cumulative Pfd., $11.63	$5,119,656

		Health Care--0.0%
16,538		River Holding Corp., Sr. Exchangeable PIK, 11.5%	90,959

		Printing & Publishing--0.3%
55,100		Primedia, Inc., Exchangeable Pfd. Stock, (Series G), $2.16	1,776,975
120		Ziff Davis Media, Inc., PIK Pfd.	--

		TOTAL	1,776,975

		Telecommunications & Cellular--0.0%
28,835		McLeodUSA, Inc., Conv. Pfd., (Series A)	66,321

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $18,101,593)	7,053,911

		MUTUAL FUND--17.4%
99,391,244		Federated Prime Value Obligations Fund, IS Shares (at net asset value)	99,391,244

		TOTAL INVESTMENTS (IDENTIFIED COST $715,459,559)[5]	$564,394,100

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2002, these securities amounted to $48,092,067 which represents 8.4% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $47,285,242 which represents 8.3% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

3 Denotes a Zero Coupon bond with effective rate at time of purchase.

4 Non-income-producing security.

5 The cost of investments for Generally Accepted Accounting Principles (GAAP) is $715,459,559. Cost for federal income tax purposes is $715,607,893. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $151,065,459 which is comprised of $9,156,582 appreciation and $160,222,041 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($571,521,694) at August 31, 2002.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $715,459,559)		$564,394,100
Cash		253,763
Income receivable		11,859,082
Receivable for shares sold		71,257

TOTAL ASSETS		576,578,202

Liabilities:
Payable for investments purchased	$1,043,451
Payable for shares redeemed	34,313
Income distribution payable	3,891,192
Accrued expenses	87,552

TOTAL LIABILITIES		5,056,508

Net assets for 106,534,898 shares outstanding		$571,521,694

Net Assets Consist of:
Paid in capital		$945,784,901
Net unrealized depreciation of investments		(151,065,459)
Accumulated net realized loss on investments		(219,866,348)
Distributions in excess of net investment income		(3,331,400)

TOTAL NET ASSETS		$571,521,694

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$571,521,694 ÷ 106,534,898 shares outstanding		$5.36

See Notes which are an integral part of the Financial Statements

Statement of Operations

August 31, 2002 (unaudited)

Investment Income:
Dividends			$708,215
Interest			27,053,495

TOTAL INCOME			27,761,710

Expenses:
Investment adviser fee		$2,107,606
Administrative personnel and services fee		211,323
Custodian fees		14,612
Transfer and dividend disbursing agent fees and expenses		123,337
Directors'/Trustees' fees		6,318
Auditing fees		8,912
Legal fees		1,862
Portfolio accounting fees		50,635
Shareholder services fee		702,535
Share registration costs		17,548
Printing and postage		20,699
Insurance premiums		451
Miscellaneous		3,270

TOTAL EXPENSES		3,269,108

Waivers and Reimbursement:
Waiver of investment adviser fee	$(465,200)
Waiver of shareholder services fee	(140,507)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,123)
Reimbursement of investment adviser fee	(2,256)

TOTAL WAIVERS AND REIMBURSEMENT		(615,086)

Net expenses			2,654,022

Net investment income			25,107,688

Realized and Unrealized Loss (Gain) on Investments:
Net realized loss on investments			(59,774,342)
Net change in unrealized appreciation of investments			21,424,030

Net realized and unrealized loss on investments			(38,350,312)

Change in net assets resulting from operations			$(13,242,624)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2002	Year Ended 2/28/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,107,688	$59,413,344
Net realized loss on investments	(59,774,342)	(100,369,121)
Net change in unrealized appreciation/depreciation of investments	21,424,030	(7,406,568)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(13,242,624)	(48,362,345)

Distributions to Shareholders:
Distributions from net investment income	(25,701,589)	(59,905,781)

Share Transactions:
Proceeds from sale of shares	361,276,670	738,687,041
Net asset value of shares issued to shareholders in payment of distributions declared	15,241,827	38,551,716
Cost of shares redeemed	(297,611,420)	(817,541,453)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	78,907,077	(40,302,696)

Change in net assets	39,962,864	(148,570,822)

Net Assets:
Beginning of period	531,558,830	680,129,652

End of period	$571,521,694	$531,558,830

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2002	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$5.81	$7.02	$8.03	$8.92	$9.73	$9.41
Income From Investment Operations:
Net investment income	0.26	0.66 [1,2]	0.79	0.84	0.83	0.82
Net realized and unrealized gain (loss) on investments	(0.45)	(1.20)[1]	(0.98)	(0.89)	(0.81)	0.32

TOTAL FROM INVESTMENT OPERATIONS	(0.19)	(0.54)	(0.19)	(0.05)	0.02	1.14

Less Distributions:
Distributions from net investment income	(0.26)	(0.67)	(0.82)	(0.84)	(0.83)	(0.82)

Net Asset Value, End of Period	$5.36	$5.81	$7.02	$8.03	$8.92	$9.73

Total Return[3]	(3.38)%	(7.84)%	(2.27)%	(0.69)%	0.33%	12.74%

Ratios to Average Net Assets:

Expenses	0.94%[4]	0.91%	0.88%	0.88%	0.88%	0.88%

Net investment income	8.90%[4]	10.59%[1]	10.65%	9.67%	9.02%	8.73%

Expense waiver/reimbursement[5]	0.22%[4]	0.26%	0.26%	0.28%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$571,522	$531,559	$680,130	$773,612	$1,069,840	$1,199,063

Portfolio turnover	33%	59%	38%	52%	47%	84%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002 (unaudited)

ORGANIZATION

Federated High Yield Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investment consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e. the obligations are subject to the risk of default).

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as brokers/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

Change in Accounting Principle

Effective March 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. Prior to March 1, 2001, the Fund did not accrete discount and amortize premium on long-term debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 3/1/2001		For the Year Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain/Loss
Increase (decrease)	$(2,369)	$(2,369)	$207,850	$(548,434)	$340,584

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At February 28, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $139,467,560, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$ 1,456,604

2008	$ 9,874,031

2009	$ 35,176,615

2010	$ 92,960,310

Additionally, net capital losses of $20,322,919 attributable to security transactions incurred after October 31, 2001, are treated as arising on March 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at August 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	11/15/1995--10/22/1997	$4,935,278

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	11/22/1996--07/21/1997	5,716,875

Condor Systems, Inc., Sr. Sub Note, Series B, 11.875%, 5/1/2009	04/08/1999	775,000

Dyersburg Corp, Sr. Sub. Note, 9.75%, 9/1/2007	08/20/1997--11/12/1997	3,893,500

Glenoit Corp., Sr. Note, 11.00%, 4/15/2007	03/26/1997--08/19/1997	4,646,903

The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	01/14/1998--03/13/1998	3,170,688

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

	Six Months Ended 8/31/2002	Year Ended 2/28/2002
Shares sold	63,837,589	119,542,698
Shares issued to shareholders in payment of distributions declared	2,659,887	6,237,987
Shares redeemed	(51,505,830)	(131,141,734)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	14,991,646	(5,361,049)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended August 31, 2002, were as follows:

Purchases	$184,563,741

Sales	$166,500,996

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/02)